Supplementary Cash Flow Information (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Supplementary cash flow information:
Cash paid for interest	$ 210,423	$ 216,313
Cash paid for income taxes, net of tax refund	350,268	371,547
Cash inflow for income taxes from stock option exercises	9,565	10,824
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(958,241)	(353,598)
Liabilities assumed	65,805	71,729
Noncontrolling interest	1,441	9,072
Notes assumed in connection with acquisition	10,600	15,389
Cash paid	(880,395)	(257,408)
Less cash acquired	12,607	12,920
Net cash paid for acquisitions	$ (867,788)	$ (244,488)